FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	6 Months Ended
Jun. 30, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.1.Financial risks management

4.1.1.Overview

In the six-month period ended June 30, 2022, there were no significant changes in the financial risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2021 (Note 4).

The Company maintained its conservative approach and strong cash and marketable securities position, as well as its hedge policy.

4.1.2.Rating

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		June 30,	December 31,
	Note	2022	2021
Assets
Amortized cost
Cash and cash equivalents	5	7,712,081	13,590,776
Trade accounts receivable	7	5,865,962	6,531,465
Dividends receivable	11		6,604
Other assets (1)		860,075	886,112
		14,438,118	21,014,957
Fair value through other comprehensive income
Other investments - Celluforce	14.1	26,301	28,358
		26,301	28,358
Fair value through profit or loss
Derivative financial instruments	4.5.1	3,273,896	1,442,140
Marketable securities	6	12,595,054	7,758,329
		15,868,950	9,200,469
		30,333,369	30,243,784
Liabilities
Amortized cost
Trade accounts payable	17	4,036,414	3,288,897
Loans, financing and debentures	18.1	75,205,937	79,628,629
Lease liabilities	19.2	5,996,145	5,893,194
Liabilities for assets acquisitions and associates	23	2,170,267	405,952
Dividends payable	11	4,055	919,073
Other liabilities (1)		142,749	164,216
		87,555,567	90,299,961
Fair value through profit or loss
Derivative financial instruments	4.5.1	5,291,710	7,894,528
		5,291,710	7,894,528
		92,847,277	98,194,489
		62,513,908	67,950,705

1)Does not include items not classified as financial instruments.

4.1.3.Fair value of loans and financing

The estimated fair values of loans and financing are set forth below:

	Yield used
	to discount/	June 30,	December 31,
	methodology	2022	2021
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	39,712,582	51,183,520
Estimated to present value
In foreign currency
Export credits ("Prepayment")	LIBOR	18,197,492	19,441,297
In local currency
BNDES – TJLP	DI 1	317,800	355,494
BNDES - TLP	DI 1	812,760	686,247
BNDES – Fixed	DI 1	32,668	44,544
BNDES – Selic ("Special Settlement and Custody System")	DI 1	532,462	543,269
BNDES - Currency basket	DI 1	17,062	25,001
CRA ("Agribusiness Receivables Certificate")	DI 1/IPCA	2,617,635	3,281,250
Debentures	DI 1	5,666,356	5,633,533
NCE ("Export Credit Notes")	DI 1	1,376,396	1,352,291
NCR ("Rural Credit Notes")	DI 1	293,305	289,344
Export credits ("Prepayment")	DI 1	1,238,975	1,321,449
		70,815,493	84,157,239

The Management considers that for its other financial liabilities measured at amortized cost, its book values approximate to their fair values and therefore the information on their fair values is not being presented.

4.2.Liquidity risk management

As disclosed in the annual financial statements (Note 4) as of December 31, 2021, the Company’s purpose is maintaining a strong cash and marketable securities position to meet its financial and operating obligations. The amount held as cash is used for payments expected in the normal course of its operations, while the cash surplus amount is invested, in general, in highly liquid financial investments according to Cash Management Policy.

The cash position is monitored by the Company's Management, by means of management reports and participation in performance meetings with determined frequency. In the six-month period ended June 30, 2022, the variation in cash and marketable securities were as expected and the cash generated in the operation was used for the most part to investments and debt service.

On February 8, 2022, the Company, through its subsidiaries Suzano Pulp and Paper Europe S.A. and Suzano International Trade GmbH, in order to improve the management of financial liquidity, took a credit line (“Revolver Credit Facility”), increasing the total available in revolving credit lines from US$500,000 to US$1,275,000. Regarding to the amount taken, US$100,000 is available until February 2024, this remaining amount of the line already in force since February 2019, in the original amount of US$500,000. The additional amount of US$1,175,000 is available until February 2027 and has the same financial costs as the line in force until February 2024. On June 30, 2022, the Revolver Credit Facility were available, but not used.

The Company signed with the Brazilian National Bank for Economic and Social Development (“BNDES”) a Credit Limit Opening Agreement (“CALC”), a Revolving Credit Limit, in the amount of up to R$3,000,000, to be disbursed in the coming years in forest, social and industrial investments. As of June 30, 2022, the line was available but not used.

All derivatives financial instruments were in the over-the-counter derivatives and do not require deposit of guarantee margins.

The remaining contractual maturities of financial liabilities are disclosed at the date of this financial information reporting date. The amounts as set forth below, consist in the undiscounted cash flows and include interest payments and exchange rate variation, and therefore may not be reconciled with the amounts disclosed in the balance sheet.

	June 30,
	2022
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payables	4,036,414	4,036,414	4,036,414
Loans, financing and debentures	75,205,937	105,402,321	6,638,611	7,822,991	38,937,764	52,002,955
Lease liabilities	5,996,145	10,731,691	793,337	1,302,000	2,232,164	6,404,190
Liabilities for asset acquisitions and associates	2,170,267	2,216,014	1,898,542	102,924	137,106	77,442
Derivative financial instruments	5,291,710	8,435,684	753,571	1,740,424	5,941,689
Dividends payable	4,055	4,055	4,055
Other liabilities	142,749	142,749	57,929	84,820
	92,847,277	130,968,928	14,182,459	11,053,159	47,248,723	58,484,587

	December 31,
	2021
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payables	3,288,897	3,288,897	3,288,897
Loans, financing and debentures	79,628,629	111,723,608	6,357,717	5,761,795	36,672,089	62,932,007
Lease liabilities	5,893,194	10,676,580	937,964	1,780,115	1,632,555	6,325,946
Liabilities for asset acquisitions and associates	405,952	467,499	111,438	131,371	144,171	80,519
Derivative financial instruments	7,894,528	11,774,569	1,688,266	1,391,727	8,694,576
Dividends payable	919,073	919,073	919,073
Other liabilities	164,216	164,216	92,123	72,093
	98,194,489	139,014,442	13,395,478	9,137,101	47,143,391	69,338,472

4.3. Credit risk management

In the six-month period ended June 30, 2022, there were no significant changes in the credit risk management policies compared to those disclosed in the annual financial statements for the year ended of December 31, 2021 (Note 4).

4.4.Market risk management

In the six-month period ended June 30, 2022, there were no significant changes in the market risk management policies and procedures compared to those disclosed in the annual financial statements for the year ended December 31, 2021 (Note 4).

4.4.1.Exchange rate risk management

As disclosed in the financial statements for the year ended December 31, 2021 (Note 4), the Company enter into U.S. Dollar selling transactions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Such transactions are limited to a percentage of the net surplus foreign currency over an 18-months’ time horizon and therefore, are matched to the availability of currency for sale in the short term.

The assets and liabilities that are exposed to foreign currency, substantially in U.S. Dollars, are set forth below:

	June 30,	December 31,
	2022	2021
Assets
Cash and cash equivalents	7,459,784	13,411,978
Marketable securities	7,949,880	2,394,667
Trade accounts receivables	4,363,152	5,043,453
Derivative financial instruments	2,301,958	1,028,450
	22,074,774	21,878,548
Liabilities
Trade accounts payables	(849,543)	(605,557)
Loans and financing	(61,974,010)	(65,972,300)
Liabilities for asset acquisitions and associates	(2,028,019)	(273,179)
Derivative financial instruments	(5,221,054)	(7,362,631)
	(70,072,626)	(74,213,667)
	(47,997,852)	(52,335,119)

4.4.1.1.Sensitivity analysis – foreign exchange rate exposure – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to jointly evaluate assets and liabilities positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the translation into Brazilian Reais on the base date of the balance sheet (R$ to U.S.$ = R$5.2380).

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian Real against the U.S. Dollar at the rates of 25% and 50%, before taxes.

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	7,459,784	1,864,946	3,729,892
Marketable securities	7,949,880	1,987,470	3,974,941
Trade accounts receivable	4,363,152	1,090,788	2,181,576
Trade accounts payable	(849,543)	(212,386)	(424,772)
Loans and financing	(61,974,010)	(15,493,503)	(30,987,005)
Liabilities for asset acquisitions and associates	(2,028,019)	(507,005)	(1,014,010)

4.4.1.2.Sensitivity analysis – foreign exchange rate exposure – financial instruments derivatives

The Company hires sales operations of U.S. Dollar in the futures markets, including strategies with options, in order to ensure attractive levels of operating margins for a portion of revenue. These operations are limited to a percentage of the net foreign exchange surplus over the 18-month horizon or to investments in the Cerrado Project according to the extraordinary hedge described above and, therefore, are attached to the availability of ready-to-sell foreign exchange in the short term.

In addition to the operational hedge described above, the Company also taken debt hedge linked to the dollar and subject to exchange variation, seeking to adjust the debt's exchange rate index to the cash generation currency, as provided for in its financial policies.

For the calculation of mark-to-market (“MtM”), the exchange rate of the last business day of the quarter was used. These market movements caused a positive impact on the mark-to-market hedge position entered by the Company.

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian Real against the U.S. Dollar at the rates of 25% and 50%, before taxes, from the base scenario of the six-month period ended June 30, 2022.

It is important to mention that the impact caused by fluctuations in the exchange rate, whether positive or negative, will also affect the hedged asset. Therefore, even though there was a positive impact on the fair value of derivative transactions in the period, this impact was offset by the negative effect on the Company’s cash flow.

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote	Possible	Remote
	(base value)	(+25%)	(+50%)	(-25%)	(-50%)
	5,2380	6,5475	7,8570	3,9285	2,6190
Financial instruments derivatives
Derivatives options	894,576	(3,586,796)	(8,259,453)	4,729,741	10,207,242
Derivatives swaps	(2,880,213)	(3,313,087)	(6,626,174)	3,313,088	6,626,175
Derivatives Non-Deliverable Forward (‘NDF’)	(54,800)	(308,040)	(616,080)	308,040	616,081
Embedded derivatives	(24,033)	(75,903)	(151,805)	75,902	151,805

4.4.2.Interest rate risk management

Fluctuations in interest rates may imply effects of increased or reduced costs on new loans and operations already hired.

The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow.

Considering the extinction of LIBOR in June 2023, the Company is evaluating its contracts with clauses that envisage the discontinuation of the interest rate. Most debt contracts linked to LIBOR have some clause to replace this rate with a reference index or equivalent interest rate and, for contracts that do not have a specific clause, a renegotiation will be carried out between the parties. Derivative contracts linked to LIBOR provide for a negotiation between the parties for the definition of a new rate or an equivalent rate will be provided by the calculation agent.

It is worth mentioning that the clauses related to replacement of the indexes in the Company's debt contracts indexed to LIBOR, establish that any replacement of the indexation rate in the contracts can only be evaluated in two circumstances (i) after the communication from an official government entity with formalization of the replacement/extinguishment of the effective rate of the contract, and this communication must define the exact date on which LIBOR will be extinguished and / or (ii) syndicated operations begin to be executed at a rate indexed to the Secured Overnight Financing Rate (“SOFR”). Considering that on March 5, 2021, the Financial Conduct Authority (“FCA”) announced the date of extinction of LIBOR 3M for June 30, 2023, the Company can, from this announcement, began negotiations terms of exchange of indexes for its debt contracts and related derivatives.

The Company mapped all contracts subject to LIBOR reform that have yet to transition to an alternative benchmark rate in June 30, 2022 the Company has R$16,954,680 related to loan and financing contracts and R$19,672 related to derivative contracts and, initiated contact with the respective counterparties of each contract, to ensure that the terms and good market practices are adopted at the time of the transition of the index until June 2023, and these terms are still under negotiation between the parties.

The Company understands that it will not be necessary to change the risk management strategy due to the change in the indexes of the financial contracts linked to LIBOR.

The Company believes it is reasonable to assume that the negotiation of the indexes in its contracts, will move towards to the replacement of LIBOR by SOFR, because the SOFR is the new interest rate adopted by the capital market. Based on the information available, the Company does not expect to have significant impact on its debts and derivatives linked to LIBOR.

4.4.2.1.Sensitivity analysis – exposure to interest rates – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to evaluate the sensitivity that variations in operations impacted by the rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody ("SELIC") and the London Interbank Offered Rate (“LIBOR”) which may impact the results. The probable scenario represents the amounts already booked, as they reflect the best estimate of the Management.

This analysis assumes that all other variables, particularly exchange rates, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2022
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	63,660	2,093	4,186
Marketable securities	3,860,517	126,914	253,829
Loans and financing	(8,729,853)	286,994	573,988

TJLP
Loans and financing	(348,203)	5,937	11,874

LIBOR
Loans and financing	(16,954,680)	96,860	193,719

4.4.2.2.Sensitivity analysis – exposure to interest rates – financial instruments derivatives

This analysis assumes that all other variables remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2022
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative options	894,576	(412,025)	(791,030)	451,445	949,041
Derivative swaps	(2,880,213)	(22,700)	(44,586)	23,459	47,583
LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(2,880,213)	239,558	478,665	(240,019)	(480,511)

4.4.2.3.Sensitivity analysis for changes in the consumer price index of the US economy

For the measurement of the probable scenario, the United States Consumer Price Index (US-CPI) was considered on June 30, 2022. The probable scenario was extrapolated considering an appreciation/depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively, in absolute amounts.

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2022
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Embedded derivative in forestry partnership with standing wood supply agreements	(24,033)	34,007	70,205

4.4.3.Commodity price risk management

The Company is exposed to commodity prices that reflect mainly on the pulp sale price in the foreign market. The dynamics of opening and closing production capacities in the global market and the macroeconomic conditions may have an impact on the Company´s operating results.

Through a specialized team, the Company monitors the hardwood pulp price and analyses future trends, adjusting the forecast that aims to assisting preventive measures to properly conduct the different scenarios. There is no liquid financial market to sufficiently mitigate the risk of a material portion of the Company's operations. Hardwood pulp price protection operations available on the market have low liquidity and low volume and large distortion in price formation.

The Company is also exposed to international oil prices, which is reflected on logistical costs for selling to the export market and indirectly in the costs of other supplies and logistics and service contracts. In this case, the Company evaluates the contracting of derivative financial instruments to mitigate the risk of price variation in its result.

On June 30, 2022 and December 31, 2021, the Company did not hire position to hedge its logistics costs.

4.5.Derivative financial instruments

The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants and by counterparties.

Details of derivative financial instruments and their respective calculation methodologies are disclosed in the annual financial statements for the year ended December 31, 2021 (Note 4).

4.5.1.Outstanding derivatives by type of contract, including embedded derivatives

The positions of outstanding derivatives are set forth below:

	Notional value in U.S.$		Fair value
	June 30,	December 31,	June 30,	December 31,
	2022	2021	2022	2021
Instruments hired with protection strategy
Operational Hedge
ZCC	4,449,600	4,494,125	894,486	(187,788)
NDF (R$ x US$)	250,100	30,000	(59,758)	(7,043)

Debt hedge
Swap LIBOR to Fixed (U.S.$)	3,200,000	3,600,000	616,519	(395,675)
Swap IPCA to CDI (notional in Brazilian Reais)	843,845	843,845	289,721	249,653
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(37,456)	(148,583)
Swap CDI x Fixed (U.S.$)	2,065,419	2,267,057	(3,100,446)	(5,230,612)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(596,847)	(760,505)

Commodity Hedge
Swap US-CPI (U.S.$) (1)/(2)	121,345	590,372	(24,033)	28,165
			(2,017,814)	(6,452,388)

Current assets			1,710,964	470,261
Non-current assets			1,562,932	971,879
Current liabilities			(686,498)	(1,563,459)
Non-current liabilities			(4,605,212)	(6,331,069)
			(2,017,814)	(6,452,388)

1)	The embedded derivatives refers to swap contracts for the sale of price variations in United States Dollars and US-CPI within the term of the forest partnership with standing wood supply contracts.
2)

On December 31, 2021, it includes the transaction arising from the forestry partnership agreement with the supply of standing wood established between the Company and Parkia, which was settled in advance due to the transaction disclosed in note 1.2.4.

The current contracts and the respective protected risks are set forth below:

(i)	Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation in the Interbank Deposit rate (“DI”) for a fixed rate in United States Dollars (“US$”). The objective is to change the debt index in Brazilian Reais to US$, in compliance with the Company's natural exposure of receivables in US$.
(ii)	Swap IPCA x CDI: positions in conventional swaps exchanging variation of the Amplified Consumer Price Index (“IPCA”) for DI rate. The objective is to change the debt index in Reais, in compliance with the Company's cash position in Brazilian Reais, which is also indexed to DI.
(iii)	Swap IPCA x Fixed US$: positions in conventional swaps exchanging variation of the IPCA for a fixed rate in US$. The objective is to change the debt index in Brazilian Reais to US$, in compliance with the Company's natural exposure of receivables in US$.
(iv)	Swap LIBOR x Fixed US$: positions in conventional swaps exchanging post-fixed rate (LIBOR) for a fixed rate in US$. The objective is to protect the cash flow from changes in the US interest rate.
(v)	Pre Fixed Swap R$ x Fixed US$: positions in conventional swaps a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Brazilian Reais to US$, in compliance with the Company's natural exposure of receivables in US$.
(vi)	Zero-Cost Collar (“ZCC”): positions in an instrument that consists of the simultaneous combination of purchase of put options and sale of call options of US$, with the same principal and maturity value, with the objective of protecting the cash flow of exports. In this strategy, an interval is established where there is no deposit or receipt of financial margin upon expiration of options. The objective is to protect the cash flow of exports against decrease Real.
(vii)	Non Deliverable Forward (“NDF”): positions sold in futures contracts of US$ with the objective of protecting the cash flow of exports against the decrease in the Brazilian Real.
(viii)	Swap US-CPI: The embedded derivative refers to sale swap contracts of variations in the United States Dollar and US-CPI within the terms of the forest partnership and standing wood supply contracts.

The variation in the fair value of derivatives for the six-month period ended June 30, 2022 compared to the fair value measured on December 31, 2021 is explained substantially by appreciation of the Brazilian Real against the U.S. Dollar and by the settlements for the period. There were also impacts caused by the variations in the Pre, Foreign Exchange Coupon and LIBOR curves in transactions.

It is important to highlight that, the outstanding agreements in June 30, 2022, are over-the-counter market, without any kind of guaranteed margin or early settlement clause forced by changes from mark to market.

4.5.2.Fair value by maturity schedule

	June 30,	December 31,
	2022	2021
2022	73,920	(1,093,198)
2023	1,238,344	(282,499)
2024	(221,205)	(759,082)
2025	(1,422,268)	(2,096,449)
2026 onwards	(1,686,605)	(2,221,160)
	(2,017,814)	(6,452,388)

4.5.3.Outstanding of assets and liabilities derivatives positions

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		June 30,	December 31,	June 30,	December 31,
	Currency	2022	2021	2022	2021
Debt hedge
Assets
Swap CDI to Fixed (U.S.$)	R$	7,838,654	8,594,225	706,820	306,663
Swap Pre-Fixed to U.S.$	R$	1,317,226	1,317,226	39,268	76,279
Swap LIBOR to Fixed (U.S.$)	US$	3,200,000	3,600,000	677,517	130,104
Swap IPCA to CDI	IPCA	1,138,573	1,078,706	294,421	255,422
Swap IPCA to U.S.$	IPCA	608,935	576,917
				1,718,026	768,468
Liabilities
Swap CDI to Fixed (U.S.$)	US$	2,065,419	2,267,057	(3,807,266)	(5,537,275)
Swap Pre-Fixed to U.S.$	US$	350,000	350,000	(636,115)	(836,784)
Swap LIBOR to Fixed (U.S.$)	US$	3,200,000	3,600,000	(60,998)	(525,779)
Swap IPCA to CDI	R$	843,845	843,845	(4,700)	(5,769)
Swap IPCA to U.S.$	US$	121,003	121,003	(37,456)	(148,583)
				(4,546,535)	(7,054,190)
				(2,828,509)	(6,285,722)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	4,449,600	4,494,125	894,486	(187,788)
NDF (R$ x U.S.$)	US$	250,100	30,000	(59,758)	(7,043)
				834,728	(194,831)
Commodity hedge
Swap US-CPI (standing wood) (1)/(2)	US$	121,345	590,372	(24,033)	28,165
				(24,033)	28,165
				(2,017,814)	(6,452,388)

1)	The embedded derivatives refers to swap contracts for the sale of price variations in United States Dollars and US-CPI within the term of the forest partnership with standing wood supply contracts.

2)	On December 31, 2021, it includes the transaction arising from the forestry partnership agreement with the supply of standing wood established between the Company and Parkia, which was settled in advance due to the transaction disclosed in note 1.2.4.

4.5.4.Fair value settled amounts

The settled derivatives positions are set forth below:

	June 30,	December 31,
	2022	2021
Operational hedge
Zero cost collar (R$ x U.S.$)	577,875	(1,269,231)
NDF (R$ x U.S.$)	8,000	1,399
	585,875	(1,267,832)
Commodity hedge
Swap VLSFO/other		(54,002)
		(54,002)
Debt hedge
Swap CDI to Fixed (U.S.$)	(222,068)	(266,268)
Swap IPCA to CDI (Brazilian Reais)	(455)	41,651
Swap IPCA to Fixed (U.S.$)		(4,819)
Swap Pre-Fixed to U.S.$	54,128	49,562
Swap LIBOR to Fixed (U.S.$)	(231,168)	(419,545)
	(399,563)	(599,419)
	186,312	(1,921,253)

4.6.Fair value hierarchy

Financial instruments are measured at fair value, which considers the fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the six-month period ended June 30, 2022, there were no changes between the 3 (three) levels of hierarchy and no transfers between levels 1, 2 and 3 during the periods disclosed.

	June 30,
	2022
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		3,273,896		3,273,896
Marketable securities	517,760	12,077,294		12,595,054
	517,760	15,351,190		15,868,950

Fair value through other comprehensive income
Other investments - CelluForce			26,301	26,301
			26,301	26,301

Biological assets			12,664,046	12,664,046
			12,664,046	12,664,046
	517,760	15,351,190	12,690,347	28,559,297

Liabilities
Fair value through profit or loss
Derivative financial instruments		5,291,710		5,291,710
		5,291,710		5,291,710
		5,291,710		5,291,710

	December 31,
	2021
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,442,140		1,442,140
Marketable securities	637,616	7,120,713		7,758,329
	637,616	8,562,853		9,200,469

Fair value through other comprehensive income
Other investments - CelluForce			28,358	28,358
			28,358	28,358

Biological assets			12,248,732	12,248,732
			12,248,732	12,248,732
	637,616	8,562,853	12,277,090	21,477,559

Liabilities
Fair value through profit or loss
Derivative financial instruments		7,894,528		7,894,528
		7,894,528		7,894,528
		7,894,528		7,894,528

4.7.Risks linked to climate change and the sustainability strategy

In the annual financial statements for the year ended December 31, 2021, the risks information linked to climate change and the sustainability strategy were disclosed, which did not change significant during the six-month period ended June 30, 2022.

4.8.Capital management

The main objective is to strengthen the Company’s capital structure, aiming to maintain an adequate financial leverage, and to mitigate risks that may affect the availability of capital in business development.

The Company monitors constantly significant indicators, such as, consolidated financial leverage, which is the ratio of total net debt to its adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).